February 24, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Trustees’ Equity Fund (the “Trust”)
File No. 2-65955-99

Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Jaliya Faulkner
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc:	Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission